Employees' retirement benefits (Tables)	12 Months Ended
Mar. 31, 2015
Non Contributory Funded Contract Type Corporate Pension Plans
Schedule of Reconciliation of Changes in Plans' Benefit Obligations and Fair Value of Plan Assets

The following table presents the reconciliation of the changes in the plans’ benefit obligations and fair value of plan assets during the fiscal years ended March 31, 2014 and 2015. NTT uses a March 31 measurement date.

	2014	2015
	Millions of yen
Change in benefit obligations:
Benefit obligation, beginning of year	¥2,012,924	¥1,903,160
Service cost	72,631	65,160
Interest cost	30,021	25,510
Actuarial loss (gain)	(46,672)	54,522
Other	7,249	(11,992)
Benefit payments - Lump-sum severance payments and Pension	(172,993)	(156,391)

Benefit obligation, end of year	1,903,160	1,879,969

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	1,125,165	1,130,188
Actual return on plan assets	71,150	96,646
Employer contributions	42,130	3,028
Other	2,967	1,571
Benefit payments - Pension	(111,224)	(108,697)

Fair value of plan assets, end of year	1,130,188	1,122,736

At March 31:
Under-funded status	¥(772,972)	¥(757,233)

Schedule of Amounts Recognized in Consolidated Balance Sheets

The following table presents the amounts recognized in the consolidated balance sheets:

	2014	2015
	Millions of yen
At March 31:
Liability for employees’ retirement benefits	¥(831,192)	¥(869,635)
Other assets	58,220	112,402
Accumulated other comprehensive loss (income)	189,737	162,053

Net amount recognized	¥(583,235)	¥(595,180)

Schedule of Amounts Recognized as Accumulated Other Comprehensive Loss (Income)

The following table provides the amounts recognized as accumulated other comprehensive loss (income):

	2014	2015
	Millions of yen
At March 31:
Net actuarial loss	¥193,727	¥164,108
Transition obligation	609	453
Prior service cost(*)	(4,599)	(2,508)

Total	¥189,737	¥162,053

(*)	Prior service cost has been amortized on the straight-line method over the average remaining service period of employees expected to receive benefits under the plans.

Schedule of Projected Benefit Obligation and Fair Value of Plan Assets in Plans with Projected Benefit Obligations in Excess of Fair Value of Plan Assets

The projected benefit obligation and the fair value of plan assets in the plans with projected benefit obligations in excess of fair value of plan assets at March 31, 2014 and 2015 are as follows:

	2014	2015
	Millions of yen
At March 31:
Projected benefit obligation	¥1,897,092	¥1,873,427
Fair value of plan assets	1,123,514	1,113,285

Schedule of Accumulated Benefit Obligation and Fair Value of Plan Assets in Plans with Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets

The accumulated benefit obligation and the fair value of plan assets in the plans with accumulated benefit obligations in excess of fair value of plan assets at March 31, 2014 and 2015 are as follows:

	2014	2015
	Millions of yen
At March 31:
Accumulated benefit obligation	¥1,897,090	¥1,873,425
Fair value of plan assets	1,123,514	1,113,285

Schedule of Charges to Income for Employees' Retirement Benefits

The charges to income for employees’ retirement benefits for each of the three years in the period ended March 31, 2015 included the following components:

	2013	2014	2015
	Millions of yen
Service cost	¥72,628	¥72,631	¥65,160
Interest cost on projected benefit obligation	37,511	30,021	25,510
Expected return on plan assets	(21,179)	(22,069)	(22,027)
Amortization of net actuarial loss	16,891	7,694	3,463
Amortization of transition obligation	167	167	156
Amortization of prior service cost	(5,266)	(3,997)	(1,468)
Curtailment gain from the change in pension plans	—	(12,966)	—

Total	¥100,752	¥71,481	¥70,794

Schedule of Other Changes in Plan Assets and Benefit Obligations Recognized as Other Comprehensive Loss (Income)

Other changes in plan assets and benefit obligations recognized as other comprehensive loss (income) for the fiscal years ended March 31, 2014 and 2015 are as follows:

	2014	2015
	Millions of yen
Other comprehensive loss (income)
Net gain arising during period	¥(95,681)	¥(20,097)
Amortization of net actuarial loss	(7,694)	(3,463)
Amortization of transition obligation	(167)	(156)
Accrued prior service cost	—	—
Amortization of prior service cost	3,997	1,468
Reclassification of prior service cost due to curtailment	12,894	—
Other	(1,081)	(5,436)

Total	¥(87,732)	¥(27,684)

Schedule of Weighted-Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost

The following table presents the weighted-average assumptions used to determine the benefit obligations and net periodic benefit cost:

	2013	2014	2015
Weighted-average assumption used to determine benefit obligations at March 31
Discount rate	1.5%	1.4%	1.0%
Rate of compensation increase	2.4-3.4%	2.4-4.0%	2.4-4.0%
Weighted-average assumption used to determine net periodic benefit cost for years ended March 31
Discount rate	1.9%	1.5%	1.4%
Rate of compensation increase	2.4-3.4%	2.4-3.4%	2.4-4.0%
Expected long-term return on plan assets	2.0%	2.0%	2.0%

Schedule of Fair Values of Pension Plan Assets

The following table presents the fair values of pension plan assets of contract-type corporate pension plans as of March 31, 2014 and 2015. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in note 15.

	As of March 31, 2014
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥4,900	¥4,900	—	—

Debt securities
Japanese government bonds/local government bonds	288,204	284,344	3,860	—
Domestic corporate bonds	93,119	—	93,119	—
Foreign government bonds	75,793	74,756	1,037	—
Foreign corporate bonds	2,102	515	1,587	—

Equity securities
Domestic	105,135	105,135	—	—
Foreign	81,700	81,700	—	—

Securities investment trust
Domestic/debt securities	11,493	—	11,493	—
Domestic/equity securities	9,952	—	9,952	—
Foreign/debt securities	7,496	—	7,496	—
Foreign/equity securities	10,045	—	10,045	—

Pooled funds	229,723	—	229,723	—

Life insurance company general accounts	208,349	—	208,349	—

Others	2,177	—	4	2,173

Total	¥1,130,188	¥551,350	¥576,665	¥2,173

	As of March 31, 2015
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥4,796	¥4,796	—	—

Debt securities
Japanese government bonds/local government bonds	326,908	321,925	4,983	—
Domestic corporate bonds	105,254	—	105,254	—
Foreign government bonds	85,681	84,970	711	—
Foreign corporate bonds	1,770	417	1,353	—

Equity securities
Domestic	118,169	118,150	19	—
Foreign	82,325	82,325	—	—

Securities investment trust
Domestic/debt securities	13,030	—	13,030	—
Domestic/equity securities	10,985	—	10,985	—
Foreign/debt securities	8,189	—	8,189	—
Foreign/equity securities	10,809	—	10,809	—

Pooled funds	150,199	—	150,199	—

Life insurance company general accounts	203,026	—	203,026	—

Others	1,595	—	3	1,592

Total	¥1,122,736	¥612,583	¥508,561	¥1,592

Schedule of Estimated Future Benefit Payments	The estimated future benefit payments are as follows:

Year ending March 31	Millions of yen
2016	¥133,625
2017	133,657
2018	145,235
2019	135,510
2020	124,795
2021-2025	543,266

Total	¥1,216,088

NTT CDBP
Schedule of Reconciliation of Changes in Plans' Benefit Obligations and Fair Value of Plan Assets

The following table presents a reconciliation of the changes in the benefit obligations and fair value of assets of the NTT CDBP at March 31, 2014 and 2015. NTT uses a March 31 measurement date.

	2014	2015
	Millions of yen
Change in benefit obligations:
Benefit obligation, beginning of year	¥1,601,091	¥1,553,265
Service cost	39,098	37,281
Interest cost	22,961	21,278
Actuarial loss (gain)	173	97,160
Plan amendment	(76,050)	—
Other	122	9,293
Benefit payments	(34,130)	(34,846)

Benefit obligation, end of year	1,553,265	1,683,431

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	983,336	1,056,584
Actual return on plan assets	96,590	116,626
Employer contributions	7,052	16,818
Employee contributions	3,557	3,753
Other	179	6,169
Benefits payments	(34,130)	(34,846)

Fair value of plan assets, end of year	1,056,584	1,165,104

At March 31:
Under-funded status	¥(496,681)	¥(518,327)

Schedule of Amounts Recognized in Consolidated Balance Sheets

The following table provides the amounts recognized in the consolidated balance sheets:

	2014	2015
	Millions of yen
At March 31:
Liability for employees’ retirement benefits	¥(496,681)	¥(518,327)
Accumulated other comprehensive loss	23,188	28,015

Net amount recognized	¥(473,493)	¥(490,312)

Schedule of Amounts Recognized as Accumulated Other Comprehensive Loss (Income)

The following table provides the amounts recognized as accumulated other comprehensive loss (income):

	2014	2015
	Millions of yen
At March 31:
Net actuarial loss	¥95,549	¥93,281
Prior service cost(*)	(72,361)	(65,266)

Total	¥23,188	¥28,015

(*)	Prior service cost has been amortized on the straight-line method over the average remaining service period of employees expected to receive benefits under the plan.

Schedule of Charges to Income for Employees' Retirement Benefits

The charges to income for employees’ retirement benefits for each of the three years in the period ended March 31, 2015 included the following components:

	2013	2014	2015
	Millions of yen
Service cost	¥37,647	¥39,098	¥37,281
Interest cost on projected benefit obligation	27,260	22,961	21,278
Expected return on plan assets	(21,743)	(23,871)	(25,825)
Amortization of net actuarial loss	15,982	15,265	5,783
Amortization of prior service cost	(3,187)	(5,512)	(7,487)
Employee contributions	(3,573)	(3,557)	(3,753)

Total	¥52,386	¥44,384	¥27,277

Schedule of Other Changes in Plan Assets and Benefit Obligations Recognized as Other Comprehensive Loss (Income)

Other changes in plan assets and benefit obligations recognized as other comprehensive loss (income) for the fiscal years ended March 31, 2014 and 2015 are as follows:

	2014	2015
	Millions of yen
Other comprehensive loss (income)
Net loss (gain) arising during period	¥(72,546)	¥6,359
Amortization of net actuarial loss	(15,265)	(5,783)
Accrued prior service cost	(76,050)	—
Amortization of prior service cost	5,512	7,487
Other	1	(3,236)

Total	¥(158,348)	¥4,827

Schedule of Weighted-Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost

The following table presents the weighted-average assumptions used to determine the benefit obligations and net periodic benefit cost:

	2013	2014	2015
Weighted-average assumption used to determine benefit obligations at March 31
Discount rate	1.5%	1.4%	1.0%
Rate of compensation increase	3.9%	3.4%	3.4%
Weighted-average assumption used to determine net periodic benefit cost for years ended March 31
Discount rate	1.9%	1.5%	1.4%
Rate of compensation increase	3.4%	3.9%	3.4%
Expected long-term return on plan assets	2.5%	2.5%	2.5%

Schedule of Fair Values of Pension Plan Assets

The following table presents the fair values of pension plan assets of NTT CDBP as of March 31, 2014 and 2015. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in note 15.

	As of March 31, 2014
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥7,859	¥7,859	—	—

Debt securities
Japanese government bonds/local government bonds	297,645	292,603	5,042	—
Domestic corporate bonds	80,603	—	80,603	—
Foreign government bonds	76,442	75,534	908	—
Foreign corporate bonds	1,268	161	1,107	—

Equity securities
Domestic	185,915	185,915	—	—
Foreign	114,284	114,284	—	—

Securities investment trust
Domestic/debt securities	17,921	—	17,921	—
Domestic/equity securities	25,881	—	25,881	—
Foreign/debt securities	17,952	—	17,952	—
Foreign/equity securities	16,522	—	16,522	—

Pooled funds	92,753	—	92,753	—

Life insurance company general accounts	118,487	—	118,487	—

Others	3,052	—	21	3,031

Total	¥1,056,584	¥676,356	¥377,197	¥3,031

	As of March 31, 2015
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥8,984	¥8,984	—	—

Debt securities
Japanese government bonds/local government bonds	323,496	318,634	4,862	—
Domestic corporate bonds	91,110	—	91,110	—
Foreign government bonds	82,179	81,565	614	—
Foreign corporate bonds	1,178	346	832	—

Equity securities
Domestic	214,675	214,645	30	—
Foreign	124,158	124,157	—	1

Securities investment trust
Domestic/debt securities	20,298	—	20,298	—
Domestic/equity securities	28,994	—	28,994	—
Foreign/debt securities	19,788	—	19,788	—
Foreign/equity securities	18,382	—	18,382	—

Pooled funds	94,532	—	94,532	—

Life insurance company general accounts	134,892	—	134,892	—

Others	2,438	—	2	2,436

Total	¥1,165,104	¥748,331	¥414,336	¥2,437

Schedule of Estimated Future Benefit Payments	The estimated future benefit payments of the NTT CDBP are as follows:

Year ending March 31	Millions of yen
2016	36,241
2017	38,587
2018	40,877
2019	42,277
2020	42,881
2021-2025	232,980

Total	¥433,843